UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2007

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       [  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7204 Glen Forest Dr., Suite 103
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		August 2, 2007


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	110569
						(thousands)


List of Other Included Managers:


NONE

FORM 13F INFORMATION TABLE
					TITLE OF				VALUE		SHARES/	SH/	PUT/	INVEST	OTHER		   VOTING AUTHORITY
NAME OF ISSUER				CLASS			CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCETN	MANAGERS	SOLE	    SHARED	NONE
------------------------------	--------------  		----------	---------	------- ---	----	------	--------	-----       ------  	------
3M COMPANY				COM			604059105	2589		29830	SH		SOLE			26055		0	3775
ALBEMARLE CORP				COM			012653101	 270		 7000	SH		SOLE			 7000		0	   0
ALLTEL CORPORATION			COM			020039103	3226		47750	SH		SOLE			42800		0	4950
AMERICAN EXPRESS COMPANY		COM			025816109	1407		23000	SH		SOLE			20000		0	3000
AMERICAN INTERNATIONAL GROUP		COM			026874107	 480		 6857	SH		SOLE		 	 6857		0	   0
AMERICAN LAND LEASE			COM			027118108	1935		77400	SH		SOLE			69200		0	8200
AMGEN INC				COM			031162100	2265		40957	SH		SOLE			35127		0	5830
BANKAMERICA CORP			COM			066050105	3709		75858	SH		SOLE			66607		0	9251
BAXTER INTERNATIONAL INC		COM			071813109	3310		58750	SH		SOLE			51850		0	6900
BB&T CORPORATION			COM			054937107	1838		45172	SH		SOLE			44784		0	 388
BERKSHIRE HATHAWAY CL B			COM			084670207	2105		  584	SH		SOLE		  	  507		0	  77
BP PLC 					SPONSORED ADR		055622104	3431		47565	SH		SOLE			43059		0	4506
CAPITAL ONE FINANCIAL			COM			14040H105	2482		31640	SH		SOLE			27690		0	3950
CHEVRONTEXACO CORP			COM			166764100	 346		 4107	SH		SOLE		 	 2586		0	1521
CISCO SYSTEMS				COM			17275R102	 244		 8745	SH		SOLE		 	 7345		0	1400
CITIGROUP INC				COM			172967101	 369		 7197	SH		SOLE		 	 7197		0	   0
COMCAST CORP CLASS A			COM			200300101	3393		120674	SH		SOLE			106624		0      14050
DISNEY WALT HOLDING COMPANY		COM			254687106	3042		89116	SH		SOLE			80901		0	8215
DOMINION RESOURCES VA			COM			257470104	3279		37995	SH		SOLE			33155		0	4840
EMERSON ELECTRIC			COM			291011104	2464		52650	SH		SOLE			46600		0	6050
EXXON MOBIL CORP			COM			30231G102	4607		54919	SH		SOLE			46779		0	8140
FPL GROUP INC				COM			302571104	 672		11850	SH		SOLE			10850		0	1000
FIRST DATA CORP				COM			319963104	1779		54450	SH		SOLE			49250		0	5200
GANNETT CO INC DEL			COM			364730101	1903		34640	SH		SOLE			30765		0	3875
GENERAL ELECTRIC COMPANY		COM			369604103	3749		97944	SH		SOLE			86309		0      11635
HEWLETT-PACKARD COMPANY			COM			428236103	3470		77757	SH		SOLE			69757		0	8000
HILB ROGAL & HOBBS COMPANY		COM			431294107	2707		63162	SH		SOLE			55662		0	7500
HONEYWELL INTERNATIONAL, INC.		COM			438516106	1027		18254	SH		SOLE			18254		0	   0
INTEL CORPORATION			COM			458140100	3181	       133983	SH		SOLE			117233		0      16750
JOHNSON & JOHNSON			COM			478160104	3154		51181	SH		SOLE			45100		0	6081
KROGER COMPANY				COM			501044101	2219		78900	SH		SOLE			68900		0      10000
LIBERTY MEDIA HOLDING-CAPITAL A		COM			53071M302	1233		10476	SH		SOLE			 9341		0	1135
LIBERTY MEDIA HLDG-INTERACTIVE		COM			53071M104	1179		52784	SH		SOLE			47109		0	5675
LOWES COMPANIES, INC.			COM			548661107	3320		108180	SH		SOLE			95900		0      12280
MARRIOTT INTERNATIONAL INC		COM			571903202	1918		44350	SH		SOLE			38550		0	5800
MCDONALDS CORPORATION			COM			580135101	 201		 3960	SH		SOLE			 3960		0	   0
MCCORMICK & COMPANY			COM			579780206	2298		60200	SH		SOLE			52750		0	7450
MCGRAW-HILL COS INC			COM			580645109	1392		20450	SH		SOLE			19050		0	1400
MEDTRONIC INC				COM			585055106	 811		15647	SH		SOLE			14147		0	1500
MICROSOFT CORP				COM			594918104	3614	       122648	SH		SOLE			108863		0      13785
PAYCHEX INC				COM			718507106	 476		12159	SH		SOLE			12159		0	   0
PEPSICO INC				COM			713448108	 281		 4338	SH		SOLE			 4338		0	   0
PFIZER INC				COM			717081103	 398		15579	SH		SOLE			15379		0	 200
PIEDMONT NATURAL GAS COMPANY		COM			720186105	 845		34300	SH		SOLE			27700		0	6600
PROCTOR & GAMBLE CO			COM			742718109	 571		 9330	SH		SOLE			 7757		0	1573
ROYAL DUTCH SHELL PLC			SPONS ADR A		780257804	 306		 3763	SH		SOLE			 3763		0	   0
SCANA CORPORATION HOLDING CO		COM			80589M102	2655		69342	SH		SOLE			61608		0	7734
SCHLUMBERGER LIMITED			COM			806857108	3206		37750	SH		SOLE			32650		0	5100
SMITHFIELD FOODS INC			COM			832248108	3081	       100050	SH		SOLE			88850		0      11200
SUNTRUST BANKS INC			COM			867914103	 710		 8276	SH		SOLE			 7976		0	 300
THE COCA-COLA COMPANY			COM			191216100	 346		 6608	SH		SOLE			 4008		0	2600
TIME WARNER INC				COM			887315109	2647	       125800	SH		SOLE			111800		0      14000
WACHOVIA CORPORATION			COM			929771103	2864		55891	SH		SOLE			51991		0	3900
WASTE MGMT INC DEL			COM			94106L109	3897	        99800	SH		SOLE			88500		0      11300
WESTERN UN CO				COM			959802109	1224		58750	SH		SOLE			52950		0	5800
WYETH					COM			983024100	 444		 7750	SH		SOLE			 7750		0	   0